Basis of presentation of the unaudited interim condensed consolidated financial information	6 Months Ended
Jun. 30, 2025
Basis of presentation [Abstract]
Basis of presentation of the unaudited interim condensed consolidated financial information

Note 2. Basis of presentation of the unaudited interim condensed consolidated financial information

The unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2025, have been prepared in accordance with IAS 34 — Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”).

The unaudited interim condensed consolidated financial statements do not include all the information and disclosures required in an annual consolidated financial statement. Accordingly, this report is to be read in conjunction with the Group’s annual consolidated financial statements as of and for the year ended December 31, 2024. Additionally, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

The accompanying unaudited condensed consolidated financial statements are presented in Brazilian Reais (“R$”) in conformity with IFRS Accounting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The financial statements comply with IFRS as issued by the International Accounting Standards Board.

Going concern

The accompanying interim condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

For the six-months ended June 30, 2025, and 2024, the Company incurred a net loss of R$54.3 million and R$33.2 million, respectively, and on June 30, 2025, and December 31, 2024, the Company had a working capital deficit of R$313.7 million and R$348.3 million, respectively and shareholders’ deficit of R$100.0 million and R$111.6 million, respectively. Management believes it will continue to incur operating and net losses at least for the medium term.

To date, Nuvini has met its operations funding requirements primarily through the issuance of equity capital, loans and borrowings from financial institutions and related parties (including its CEO), private placements of debentures, deferred and/or contingent payment on acquisitions, and the issuance of subscription rights to investors, as well as from revenue generated from the Group’s operations. Nuvini S.A. holds debt in the Brazilian reais.

As of June 30, 2025 the Company had current debt obligations outstanding of R$22.3 million and R$44.3 million on December 31, 2024, which included the entire balance of amounts owed under the debentures issued in 2021 and due in 2026, as the Company was not in compliance with financial covenants associated with the debentures at June 30, 2025 and December 31, 2024, and the balances due on loans that mature in 2025 and short-term obligations under related party loans. The Company requested a waiver for the covenant violation, which was approved by the debenture holders in April 2025 maintaining the original amortization date of the debentures.

On June 30, 2025, the Company had cash and cash equivalents, including short-term investments, of R$16.4 million and had loans and financing of R$0.4 million and related party liabilities of R$1.3 million, all recorded as short-term obligations.

The Company’s future profitability and liquidity is particularly dependent upon the organic growth and operating performance of the Nuvini Acquired Companies and the expansion of its businesses through additional acquisitions of SaaS companies or SaaS-related assets. The Company cannot be certain when or if its operations will generate sufficient cash to fully fund its ongoing operations or the growth of its business. The Company’s business will likely require significant additional amounts of capital and expand operations to generate sufficient cash flow to meet its obligations on a timely basis.

The Company has determined that these factors raise substantial doubt about its ability to continue as a going concern.